UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23002

______________________________________________

Lattice STRATEGIES TRUST

____________________________________________________________________________

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor

San Francisco, California 94104

____________________________________________________________________________

(Address of principal executive offices)(Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

Kathleen H. Moriaty, Esq.

Kaye Scholer LLP

250 West 55th Street

New York, NY 10019

__________________________________________________________________________

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

Lattice Developed Markets (ex-US) Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.2%)
Australia — (7.2%)
Adelaide Brighton Ltd. (a)	15,550	$64,492
AGL Energy Ltd.	5,034	72,305
Amcor Ltd.	12,457	138,483
Ansell Ltd.	5,889	79,675
AusNet Services (a)	9,041	11,040
Australia & New Zealand Banking Group Ltd.	2,781	49,946
Brambles Ltd.	7,205	66,470
Caltex Australia Ltd.	1,579	37,506
Coca-Cola Amatil Ltd.	6,968	42,700
Cochlear Ltd.	700	63,198
Commonwealth Bank of Australia (a)	258	14,287
CSL Ltd.	1,330	111,094
Dexus Property Group (a)	8,044	54,026
GPT Group (The) (a)	19,681	79,281
Insurance Australia Group Ltd.	8,144	33,049
Macquarie Group Ltd.	683	35,040
Mirvac Group	22,261	33,483
Qantas Airways Ltd. (b)	22,087	46,378
QBE Insurance Group Ltd.	9,699	75,324
Scentre Group	17,425	63,835
Sonic Healthcare Ltd.	5,604	89,922
Star Entertainment Grp Ltd. (The)	9,490	38,158
Stockland	17,372	60,925
Suncorp Group Ltd.	1,086	9,849
Tabcorp Holdings Ltd.	25,709	87,483
Telstra Corp. Ltd.	34,812	144,121
Wesfarmers Ltd.	3,783	112,955
Woodside Petroleum Ltd.	8,217	164,217
Woolworths Ltd.	8,194	127,455
		2,006,697
Austria — (1.5%)
BUWOG AG (b)	4,063	93,819
Oesterreichische Post AG (b)	2,592	83,522
OMV AG (a)	2,379	66,642
UNIQA Insurance Group AG	23,230	138,689
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,484	28,035
		410,707
Belgium — (1.8%)
Ackermans & van Haaren NV	186	22,771
Ageas	2,531	87,124
bpost SA	2,157	54,840
Cie d'Entreprises CFE	814	73,955
Colruyt SA	662	36,460
Elia System Operator SA	805	45,002
Groupe Bruxelles Lambert SA	550	44,886
Proximus SADP	3,862	122,171

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Belgium — (Continued)
Sofina SA	199	$26,253
		513,462
Bermuda — (0.2%)
Hiscox Ltd.	3,785	52,217
		52,217
Britain — (11.3%)
Admiral Group PLC	504	13,677
Aggreko PLC	435	7,432
AstraZeneca PLC	1,739	103,844
Auto Trader Group PLC (c)	5,370	25,369
BAE Systems PLC	4,082	28,594
Beazley PLC	13,393	65,170
Bellway PLC	134	3,400
Berendsen PLC	5,871	95,593
Berkeley Group Holdings PLC	181	6,105
BP PLC	13,805	80,859
British American Tobacco PLC	189	12,236
British Land Co. PLC (The)	12,128	98,411
Britvic PLC	3,833	29,975
BT Group PLC	12,018	65,869
Centrica PLC	16,387	49,398
Compass Group PLC	3,511	66,742
Croda International PLC	194	8,141
Daily Mail & General Trust PLC	808	6,443
Derwent London PLC	502	17,535
Direct Line Insurance Group PLC	16,418	75,675
G4S PLC	2,684	6,562
GlaxoSmithKline PLC	8,982	192,655
Great Portland Estates PLC	2,680	22,445
HSBC Holdings PLC	12,810	79,783
Imperial Brands PLC	1,461	79,167
International Consolidated Airlines Group SA (a)	10,304	50,965
J Sainsbury PLC (a)	23,393	72,644
JD Sports Fashion PLC	8,236	126,944
John Wood Group PLC	6,008	55,257
Kingfisher PLC	21,178	91,302
Land Securities Group PLC	5,086	70,641
Legal & General Group PLC	38,383	97,849
Marks & Spencer Group PLC	11,149	47,499
Micro Focus International PLC	1,201	25,897
National Grid PLC	6,374	93,388
Next PLC	838	55,228
Old Mutual PLC	16,449	44,044
Pennon Group PLC	1,272	16,077
Reckitt Benckiser Group PLC	73	7,309
RELX NV (a)	3,571	61,928
RELX PLC	2,378	43,742
Rentokil Initial PLC	11,781	30,427
Rio Tinto Ltd. (a)	1,106	37,470
Royal Mail PLC	23,841	159,672

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Britain — (Continued)
RPC Group PLC	3,054	$31,987
Saga PLC	20,519	52,830
Sage Group PLC (The)	5,272	45,492
Segro PLC	5,830	32,320
Severn Trent PLC	276	8,984
Shaftesbury PLC	3,173	37,284
Sky PLC	5,296	60,036
Smith & Nephew PLC	1,893	32,062
SSE PLC	5,795	120,385
Stagecoach Group PLC	12,156	37,554
TalkTalk Telecom Group PLC (a)	4,941	14,478
Unilever NV	459	21,371
Unilever PLC	1,592	76,168
Vodafone Group PLC	20,450	62,234
WH Smith PLC	2,882	60,641
William Hill PLC	7,788	26,808
		3,149,997
Canada — (11.0%)
Agrium, Inc.	1,352	121,687
Alimentation Couche-Tard, Inc.	3,087	131,876
Bank of Montreal	3,043	192,018
Bank of Nova Scotia (The)	1,651	80,484
BCE, Inc.	2,240	105,454
Canadian Apartment Properties REIT	1,975	50,428
Canadian Imperial Bank of Commerce (a)	1,622	121,197
Canadian Tire Corp. Ltd.	344	37,282
CCL Industries, Inc.	509	88,122
CGI Group, Inc. (b)	3,021	128,381
Cominar Real Estate Investment Trust	3,052	39,575
Dollarama, Inc.	382	26,531
Emera, Inc. (a)	469	17,558
Empire Co. Ltd.	4,338	64,166
Fairfax Financial Holdings Ltd.	254	136,091
Finning International, Inc. (a)	314	5,087
First Capital Realty, Inc.	186	3,174
Genworth MI Canada, Inc. (a)	706	18,016
George Weston Ltd.	1,094	94,187
Great-West Lifeco, Inc. (a)	4,119	108,089
Imperial Oil Ltd. (a)	1,417	44,604
Industrial Alliance Insurance & Financial Services, Inc.	3,046	95,248
Intact Financial Corp.	557	39,582
Loblaw Cos. Ltd. (a)	1,269	67,529
Magna International, Inc. (a)	2,678	93,514
Manulife Financial Corp. (a)	8,587	116,834
Metro, Inc.	841	29,147
National Bank of Canada	252	8,575
Peyto Exploration & Development Corp. (a)	469	12,524
Potash Corp. of Saskatchewan, Inc. (a)	3,164	51,162
Power Corp. of Canada	5,067	107,294
Power Financial Corp. (a)	4,102	93,651
Rogers Communications, Inc.	2,665	107,322
Royal Bank of Canada (a)	2,352	138,255

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Canada — (Continued)
Shaw Communications, Inc.	1,275	$24,347
Smart Real Estate Investment Trust	928	27,296
SNC-Lavalin Group, Inc.	1,148	47,964
Stantec, Inc. (a)	2,003	48,321
Sun Life Financial, Inc. (a)	3,548	115,944
Suncor Energy, Inc. (a)	188	5,188
TELUS Corp.	2,723	87,223
Toronto-Dominion Bank (The) (a)	1,218	52,033
TransCanada Corp. (a)	1,239	55,773
Waste Connections, Inc.	417	29,971
		3,068,704
China — (0.2%)
Yangzijiang Shipbuilding Holdings Ltd. (a)	83,158	55,299
		55,299
Denmark — (1.6%)
AP Moeller - Maersk A/S	44	57,195
Carlsberg A/S	314	29,751
Coloplast A/S	506	37,605
ISS A/S	2,669	100,115
Novo Nordisk A/S	1,750	93,578
Pandora A/S	108	14,627
Rockwool International A/S	146	26,336
TDC A/S	4,466	21,774
Topdanmark A/S (b)	266	6,296
William Demant Holding A/S (b)	3,530	68,525
		455,802
Finland — (0.4%)
Elisa Oyj	617	23,580
Fortum Oyj	2,956	47,223
Orion Oyj	995	38,468
		109,271
France — (6.9%)
Aeroports de Paris	60	6,601
Air Liquide SA	29	3,030
Airbus Group SE	800	45,976
Atos SE	393	32,540
AXA SA	3,492	69,073
BioMerieux	657	89,157
Bouygues SA	1,942	55,943
Capgemini SA	369	32,057
Christian Dior SE	417	67,081
Cie Generale des Etablissements Michelin	993	94,001
CNP Assurances	7,818	115,646
Dassault Systemes	416	31,556
Electricite de France SA (a)	6,428	78,339
Elior Participations SCA (a)(c)	1,713	37,347
Essilor International SA	161	21,258
Euler Hermes Group	402	33,611

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
France — (Continued)
Eutelsat Communications SA	375	$7,093
Hermes International	79	29,572
Ipsen SA	1,110	68,354
Korian SA	2,921	94,432
Legrand SA	369	18,984
Orange SA (a)	1,373	22,354
Rubis SCA	1,078	82,551
SCOR SE	5,135	153,029
SEB SA	134	16,212
Societe BIC SA	405	57,119
Societe Generale SA	790	24,759
Sodexo SA	614	66,002
Suez	3,363	52,605
Technicolor SA	4,886	30,446
Thales SA	1,301	108,415
TOTAL SA	1,600	77,109
Veolia Environnement SA	2,261	48,906
Worldline SA (b)(c)	5,634	164,458
		1,935,616
Germany — (4.8%)
adidas AG	39	5,565
Allianz SE	828	117,559
Aurubis AG	248	11,249
Celesio AG	1,957	55,223
Deutsche Lufthansa AG (a)	2,746	32,124
Deutsche Post AG	507	14,180
Deutsche Telekom AG	1,228	20,846
Evonik Industries AG	2,376	70,583
Fielmann AG	170	12,395
Freenet AG	915	23,456
Fresenius Medical Care AG & Co. KGaA	1,649	142,948
Fresenius SE & Co. KGaA	1,204	88,040
Hannover Rueck SE	1,975	205,831
Hella KGaA Hueck & Co.	1,873	59,854
HUGO BOSS AG (a)	48	2,714
K+S AG (a)	846	17,242
Krones AG	253	26,645
Linde AG	82	11,419
MAN SE	119	12,148
Merck KGaA	1,062	107,423
Muenchener Rueckversicherungs-Gesellschaft AG	907	151,397
RWE AG (b)	2,779	43,809
Sartorius AG	80	5,897
Siemens AG	211	21,521
Suedzucker AG (a)	319	7,008
Talanx AG (b)	2,482	73,429
		1,340,505
Hong Kong — (5.4%)
Champion REIT	343,944	194,185
CLP Holdings Ltd.	2,328	23,706

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Hong Kong — (Continued)
Dairy Farm International Holdings Ltd.	22,519	$151,778
Hang Lung Group Ltd.	23,899	71,623
Hang Seng Bank Ltd.	2,236	38,132
HK Electric Investments & HK Electric Investments Ltd. (c)	139,743	130,233
HKT Trust & HKT Ltd.	93,423	134,632
Hongkong Land Holdings Ltd.	1,522	9,269
Jardine Matheson Holdings Ltd.	426	24,840
Jardine Strategic Holdings Ltd.	692	20,885
Kerry Properties Ltd.	17,492	43,020
Link REIT	35,718	243,094
New World Development Co. Ltd.	29,040	29,385
Pacific Textiles Holdings Ltd.	38,141	47,640
PCCW Ltd.	66,163	44,348
SJM Holdings Ltd.	71,240	43,251
SmarTone Telecommunications Holdings Ltd.	24,422	43,442
Sun Hung Kai Properties Ltd.	1,000	11,994
Swire Pacific Ltd.	5,888	66,485
VTech Holdings Ltd.	6,683	70,250
Wheelock & Co. Ltd.	7,401	34,582
Yue Yuen Industrial Holdings Ltd.	11,298	44,636
		1,521,410
Ireland — (1.5%)
DCC PLC	671	59,067
ICON PLC (b)	1,822	127,558
Kerry Group PLC	743	65,919
Paddy Power Betfair PLC	953	100,051
Ryanair Holdings PLC	978	68,010
Shire PLC	128	7,941
		428,546
Israel — (2.3%)
Bank Hapoalim BM	3,938	19,838
Bank Leumi Le-Israel BM (b)	14,675	51,558
Bezeq The Israeli Telecommunication Corp. Ltd.	73,573	145,862
Elbit Systems Ltd.	857	77,575
Mizrahi Tefahot Bank Ltd.	16,118	185,827
Taro Pharmaceutical Industries Ltd. (a)(b)	901	131,186
Teva Pharmaceutical Industries Ltd.	795	39,945
		651,791
Italy — (2.0%)
Assicurazioni Generali SpA	2,992	35,068
Eni SpA	3,428	55,297
FinecoBank Banca Fineco SpA	2,413	15,682
Hera SpA	19,810	54,096
Parmalat SpA	28,922	75,251
Recordati SpA	5,026	150,758
Snam SpA	11,845	70,533
Terna Rete Elettrica Nazionale SpA	13,657	75,770

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Italy — (Continued)
UnipolSai SpA	14,620	$21,878
		554,333
Japan — (20.3%)
Advance Residence Investment Corp.	2	5,367
Aeon Co. Ltd.	8,012	123,862
Air Water, Inc.	1,501	21,903
Aisin Seiki Co. Ltd.	1,750	70,536
Ajinomoto Co., Inc.	1,653	38,767
Alfresa Holdings Corp.	1,682	34,857
ANA Holdings, Inc.	1,000	2,839
Aoyama Trading Co. Ltd.	530	19,425
Aozora Bank Ltd.	25,887	89,326
Asahi Glass Co. Ltd.	761	4,095
Asahi Group Holdings Ltd.	100	3,223
Asahi Kasei Corp.	11,594	80,013
Astellas Pharma, Inc.	1,986	30,974
Bandai Namco Holdings, Inc.	2,122	54,462
Benesse Holdings, Inc.	1,181	27,640
Bic Camera, Inc.	3,683	33,746
Bridgestone Corp.	2,112	67,298
Canon Marketing Japan, Inc.	5,575	101,240
Canon, Inc. (a)	4,283	121,593
Citizen Holdings Co. Ltd. (a)	5,681	27,466
COMSYS Holdings Corp.	760	12,253
CyberAgent, Inc.	680	40,897
Dai-ichi Life Insurance Co. Ltd. (The) (a)	3,300	36,252
Daiichi Sankyo Co. Ltd.	3,915	94,393
Daito Trust Construction Co. Ltd.	349	56,607
Daiwa House Industry Co. Ltd.	1,118	32,497
Daiwa Securities Group, Inc.	8,223	43,083
Ebara Corp. (a)	13,095	71,608
Fuji Heavy Industries Ltd.	1,740	58,989
FUJIFILM Holdings Corp.	680	26,142
Fujitsu Ltd. (a)	11,694	42,631
Heiwa Corp.	797	16,074
Hikari Tsushin, Inc.	321	26,815
HIS Co. Ltd. (a)	760	24,410
Hisamitsu Pharmaceutical Co., Inc.	497	28,486
Hitachi Chemical Co. Ltd.	369	6,809
Hitachi High-Technologies Corp.	1,907	51,695
Hitachi Ltd. (a)	12,222	50,501
Hitachi Transport System Ltd.	6,034	98,518
Hoya Corp.	1,848	65,461
Ito En Ltd. (a)	2,500	96,379
ITOCHU Corp.	3,043	36,766
Itochu Techno-Solutions Corp.	4,726	101,163
Japan Airlines Co. Ltd.	4,563	146,422
Japan Tobacco, Inc. (a)	521	20,837
K's Holdings Corp. (a)	4,500	83,649
Kaken Pharmaceutical Co. Ltd.	162	10,564
Kaneka Corp.	6,209	41,034
Kao Corp.	496	28,665

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Japan — (Continued)
KDDI Corp. (a)	3,000	$91,032
Kinden Corp.	1,117	12,020
Kirin Holdings Co. Ltd.	188	3,157
Konica Minolta, Inc.	1,138	8,209
Kuraray Co. Ltd.	1,318	15,609
Kurita Water Industries Ltd.	210	4,663
Lawson, Inc.	848	67,533
Lion Corp.	2,043	33,555
Medipal Holdings Corp.	5,140	83,972
MEIJI Holdings Co. Ltd.	339	34,465
Miraca Holdings, Inc.	848	36,535
Mitsubishi Electric Corp.	1,076	12,670
Mitsubishi Motors Corp. (a)	8,133	37,181
Mitsubishi UFJ Financial Group, Inc. (a)	5,693	25,299
Mitsui & Co. Ltd.	944	11,166
Mixi, Inc. (a)	270	11,041
Mizuho Financial Group, Inc.	71,950	104,008
MS&AD Insurance Group Holdings, Inc.	395	10,094
Murata Manufacturing Co. Ltd.	78	8,652
Nichirei Corp.	1,203	11,011
Nihon Kohden Corp.	1,089	30,412
Nikon Corp. (a)	1,727	23,332
Nippo Corp.	3,784	64,179
Nippon Telegraph & Telephone Corp.	2,778	129,978
Nissan Motor Co. Ltd. (a)	2,470	22,100
NS Solutions Corp.	1,366	20,945
NTT DOCOMO, Inc.	4,074	109,862
Osaka Gas Co. Ltd.	12,918	49,411
Otsuka Corp.	1,078	50,175
Otsuka Holdings Co. Ltd. (a)	5,720	263,112
Panasonic Corp. (a)	9,589	82,346
Park24 Co. Ltd. (a)	1,532	52,490
Recruit Holdings Co. Ltd. (a)	4,818	175,409
Ricoh Co. Ltd. (a)	6,243	53,795
Rohto Pharmaceutical Co. Ltd.	4,428	67,117
Sankyo Co. Ltd.	1,352	50,474
Santen Pharmaceutical Co. Ltd.	501	7,814
Sawai Pharmaceutical Co. Ltd.	455	35,126
Seiko Epson Corp.	2,033	32,361
Sekisui Chemical Co. Ltd.	2,186	26,720
Sekisui House Ltd.	2,246	38,959
Seven & i Holdings Co. Ltd.	700	29,210
Shimamura Co. Ltd.	1,153	170,607
Skylark Co. Ltd.	248	3,133
Sugi Holdings Co. Ltd.	1,048	58,126
Sumitomo Dainippon Pharma Co. Ltd. (a)	534	9,198
Sumitomo Forestry Co. Ltd.	3,329	44,780
Sumitomo Rubber Industries Ltd. (a)	1,221	16,222
Sundrug Co. Ltd. (a)	313	29,167
Suntory Beverage & Food Ltd.	1,757	79,124
Suzuken Co. Ltd.	1,224	38,298
T&D Holdings, Inc. (a)	1,317	11,026
Toho Gas Co. Ltd. (a)	11,558	94,073

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Japan — (Continued)
Tokai Rika Co. Ltd.	1,029	$15,025
Tokio Marine Holdings, Inc. (a)	1,504	49,361
Tokyo Gas Co. Ltd. (a)	16,188	66,336
Toyo Suisan Kaisha Ltd.	291	11,743
Toyoda Gosei Co. Ltd.	1,187	20,954
Toyota Boshoku Corp.	2,649	54,638
Tsumura & Co. (a)	5,560	150,178
Tsuruha Holdings, Inc. (a)	333	40,152
TV Asahi Holdings Corp.	897	14,497
Ube Industries Ltd.	40,848	66,892
West Japan Railway Co.	733	46,206
Yamada Denki Co. Ltd. (a)	4,357	22,934
Yamazaki Baking Co. Ltd. (a)	4,757	132,152
		5,690,253
Jersey — (0.0%) (d)
Phoenix Group Holdings	894	9,579
		9,579
Luxembourg — (0.3%)
Grand City Properties SA	3,585	73,542
		73,542
Malta — (0.1%)
Unibet Group PLC	3,899	35,572
		35,572
Netherlands — (2.8%)
Aegon NV	3,869	15,173
Akzo Nobel NV	630	39,453
Boskalis Westminster	591	20,281
Euronext NV (c)	700	25,772
GrandVision NV (c)	3,516	91,286
Heineken Holding NV	787	63,965
Koninklijke Ahold NV	9,506	210,158
NN Group NV	6,841	188,442
Royal Dutch Shell PLC	4,600	126,798
Wolters Kluwer NV	330	13,403
		794,731
New Zealand — (2.3%)
Air New Zealand Ltd.	112,813	168,324
Fisher & Paykel Healthcare Corp. Ltd.	24,790	177,437
Fletcher Building Ltd.	16,455	100,551
Meridian Energy Ltd.	30,786	57,774
Spark New Zealand Ltd.	50,510	127,705
		631,791
Norway — (0.8%)
Leroy Seafood Group ASA	435	20,430
Salmar ASA	2,885	85,192

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Norway — (Continued)
Statoil ASA	2,497	$42,999
TGS Nopec Geophysical Co. ASA	717	11,670
Yara International ASA	2,140	67,464
		227,755
Portugal — (0.2%)
EDP - Energias de Portugal SA	12,107	37,042
Jeronimo Martins SGPS SA	524	8,243
		45,285
Singapore — (3.1%)
CapitaLand Commercial Trust	10,828	11,867
CapitaLand Mall Trust	13,262	20,988
ComfortDelGro Corp. Ltd.	19,953	40,769
DBS Group Holdings Ltd.	7,610	89,110
Keppel Corp. Ltd. (a)	5,575	22,782
Keppel REIT	76,443	59,637
M1 Ltd. (a)	30,300	61,460
Mapletree Commercial Trust (a)	50,983	56,063
Mapletree Industrial Trust	80,040	102,288
Oversea-Chinese Banking Corp. Ltd. (a)	7,932	51,214
SATS Ltd.	34,434	105,152
Singapore Airlines Ltd.	14,614	115,748
StarHub Ltd.	26,809	75,493
United Overseas Bank Ltd.	2,110	28,877
Wilmar International Ltd.	13,602	32,946
		874,394
Spain — (2.5%)
Aena SA (a)(c)	425	55,832
Almirall SA	6,496	96,776
Amadeus IT Holding SA	1,132	49,392
Cellnex Telecom SAU (c)	682	10,630
Cia de Distribucion Integral Logista Holdings SA	6,443	135,248
Distribuidora Internacional de Alimentacion SA (a)	9,425	54,469
Ebro Foods SA (a)	1,040	23,778
Endesa SA (a)	2,392	47,913
Gas Natural SDG SA (a)	3,628	71,199
Grupo Catalana Occidente SA	145	3,985
Iberdrola SA	7,207	48,736
Mapfre SA (a)	3,979	8,655
Prosegur Cia de Seguridad SA (a)	1,795	10,769
Red Electrica Corp. SA (a)	777	69,203
Viscofan SA	391	21,558
		708,143
Sweden — (1.4%)
Axfood AB (a)	6,152	117,192
Hennes & Mauritz AB	1,363	39,654
ICA Gruppen AB (a)	277	9,210
Investor AB	1,429	47,376
Securitas AB	1,554	23,715

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Sweden — (Continued)
Skandinaviska Enskilda Banken AB	724	$6,234
Tele2 AB (a)	9,071	78,744
Telefonaktiebolaget LM Ericsson	346	2,626
Telia Co AB	13,399	62,814
		387,565
Switzerland — (7.2%)
ABB Ltd. (b)	1,914	37,565
Actelion Ltd. (b)	261	43,723
Allreal Holding AG (b)	89	12,333
Baloise Holding AG	900	99,959
Banque Cantonale Vaudoise	133	89,081
Credit Suisse Group AG (b)	1,302	13,779
DKSH Holding AG (a)	124	8,108
Emmi AG (b)	149	90,773
Galenica AG (a)	5	6,729
Givaudan SA	23	46,179
Helvetia Holding AG	164	85,266
Kuehne + Nagel International AG	792	110,727
Nestle SA	920	70,969
Novartis AG	575	47,307
Panalpina Welttransport Holding AG (a)	194	23,180
Pargesa Holding SA	1,146	75,522
Roche Holding AG	786	206,625
Schindler Holding AG	103	18,608
SFS Group AG (b)	1,043	73,391
SGS SA	19	43,414
Sika AG	9	37,655
Swiss Life Holding AG (b)	821	188,690
Swiss Prime Site AG (b)	127	11,498
Swiss Re AG	1,862	161,984
Swisscom AG	72	35,675
Syngenta AG	259	99,458
UBS Group AG	9,662	124,668
Wolseley PLC	177	9,157
Zurich Insurance Group AG (b)	621	152,605
		2,024,628
United States — (0.1%)
Carnival PLC	282	12,478

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
United States — (Continued)
Thomson Reuters Corp.	575	$23,143
		35,621
TOTAL COMMON STOCKS		27,793,216

LIMITED PARTNERSHIP — (0.4%)
Israel — (0.4%)
Isramco Negev 2 LP	676,422	115,223
		115,223
TOTAL LIMITED PARTNERSHIPS		115,223

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.6%) (Cost $27,847,211)		27,908,439
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (7.3%) (Cost $2,035,935)
State Street Navigator Securities Lending Prime Portfolio, 0.51%	2,035,935	2,035,935

TOTAL INVESTMENTS — (106.9%) (Cost $29,883,146)		29,944,374
OTHER ASSETS & LIABILITIES — (-6.9%)		(1,927,019)

NET ASSETS — (100.0%)		$28,017,355

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(d)	Amount shown represents less than 0.05% of net assets.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$2,035,935	$2,035,935
Total Borrowings	$2,035,935	$2,035,935
Gross amount of recognized liabilities for securities lending transactions		$2,035,935

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

Lattice Emerging Markets Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.5%)
Brazil — (4.4%)
Ambev SA	15,121	$89,912
Banco Bradesco SA	11,627	91,383
Banco do Brasil SA	16,321	87,521
BB Seguridade Participacoes SA	1,783	15,644
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	7,531	42,312
BRF SA	2,793	39,344
CCR SA	3,941	20,666
Cielo SA	6,697	70,780
Embraer SA	12,983	70,918
Itau Unibanco Holding SA	12,830	121,342
Itausa - Investimentos Itau SA	14,530	34,423
JBS SA	21,850	68,201
Kroton Educacional SA	8,748	37,135
Lojas Renner SA	1,100	8,134
Petroleo Brasileiro SA (a)	24,552	72,190
Ultrapar Participacoes SA	2,209	49,031
		918,936
Chile — (4.5%)
Aguas Andinas SA	230,588	132,230
Banco de Credito e Inversiones	2,651	114,518
Cencosud SA	41,199	117,536
Cia Cervecerias Unidas SA	3,370	78,656
Colbun SA	43,688	10,585
Empresa Nacional de Electricidad SA	77,365	71,481
Empresas CMPC SA	14,578	30,327
Empresas COPEC SA	6,342	55,770
Endesa Americas SA	81,066	37,327
Enersis Americas SA	4,152	35,624
Enersis Chile SA	4,152	24,206
Itau CorpBanca	11,082,114	94,038
SACI Falabella	17,690	134,883
		937,181
China — (8.1%)
Agricultural Bank of China Ltd. H Shares	98,000	35,749
Baidu, Inc. ADR (a)	432	71,345
Bank of China Ltd. H Shares	293,000	116,702
Bank of Communications Co. Ltd. H Shares	182,000	114,718
China Construction Bank Corp. H Shares	169,000	111,535
China Life Insurance Co. Ltd. H Shares	21,000	44,989
China Merchants Bank Co. Ltd. H Shares	26,500	59,231
China Minsheng Banking Corp. Ltd. H Shares	74,500	71,831
China Pacific Insurance Group Co. Ltd. H Shares	12,800	43,063
China Petroleum & Chemical Corp. H Shares	166,000	119,825
China Shenhua Energy Co. Ltd.	76,500	140,616
China Telecom Corp. Ltd. H Shares	198,000	88,307
China Vanke Co. Ltd. H Shares	41,900	82,094
CITIC Securities Co. Ltd. H Shares	17,000	37,252
CNOOC Ltd.	61,000	75,641
Haitong Securities Co. Ltd. H Shares	11,200	18,826

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
China — (Continued)
Industrial & Commercial Bank of China Ltd. H Shares	248,000	$137,139
NetEase, Inc. ADR	218	42,122
PetroChina Co. Ltd. H Shares	120,000	81,826
PICC Property & Casualty Co. Ltd. H Shares	48,000	74,989
Ping An Insurance Group Co. of China Ltd. H Shares	14,000	61,627
Tencent Holdings Ltd.	2,200	49,938
		1,679,365
Colombia — (5.0%)
Almacenes Exito SA	27,455	134,019
Banco Davivienda SA	16,036	148,177
Bancolombia SA	14,565	119,164
Corp. Financiera Colombiana SA	10,864	142,513
Ecopetrol SA (a)	143,201	68,672
Grupo Argos SA	4,973	31,626
Grupo de Inversiones Suramericana SA	3,146	41,420
Grupo Nutresa SA	19,841	171,196
Isagen SA ESP (a)	122,633	172,630
		1,029,417
India — (6.3%)
Axis Bank Ltd.	2,383	92,460
HDFC Bank Ltd.	1,490	98,862
ICICI Bank Ltd.	17,449	125,284
Infosys Ltd.	7,569	135,107
Larsen & Toubro Ltd.	1,234	27,333
Mahindra & Mahindra Ltd.	976	20,691
Mahindra & Mahindra Ltd.	3,610	76,532
Reliance Industries Ltd. (b)	5,573	159,109
State Bank of India	6,212	196,920
Tata Motors Ltd. (a)	6,830	236,796
Tata Steel Ltd.	26,505	123,646
		1,292,740
Indonesia — (6.8%)
Astra International Tbk PT	207,500	116,216
Bank Central Asia Tbk PT	116,400	117,391
Bank Mandiri Persero Tbk PT	164,700	118,734
Bank Negara Indonesia Persero Tbk PT	265,800	104,610
Bank Rakyat Indonesia Persero Tbk PT	145,800	119,178
Bumi Serpong Damai Tbk PT	217,200	34,686
Indocement Tunggal Prakarsa Tbk PT	66,600	85,061
Indofood Sukses Makmur Tbk PT	92,100	50,537
Kalbe Farma Tbk PT	317,900	36,813
Lippo Karawaci Tbk PT	948,600	82,206
Matahari Department Store Tbk PT	30,100	45,563
Perusahaan Gas Negara Persero Tbk PT	341,400	60,464
Semen Indonesia Persero Tbk PT	129,600	91,713
Surya Citra Media Tbk PT	35,500	8,867
Telekomunikasi Indonesia Persero Tbk PT	756,200	227,790

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Indonesia — (Continued)
United Tractors Tbk PT	101,600	$113,807
		1,413,636
Malaysia — (8.0%)
AMMB Holdings Bhd	78,400	86,344
Axiata Group Bhd	62,200	86,863
British American Tobacco Malaysia Bhd	6,900	90,197
CIMB Group Holdings Bhd	99,500	107,854
DiGi.Com Bhd	58,000	68,769
Genting Bhd	7,300	14,848
Genting Malaysia Bhd	51,800	57,177
Hong Leong Bank Bhd	9,288	30,365
IJM Corp. Bhd	83,900	72,631
IOI Corp. Bhd	51,100	55,010
Kuala Lumpur Kepong Bhd	2,200	12,693
Malayan Banking Bhd	95,100	192,016
Maxis Bhd	41,600	60,777
MISC Bhd	26,600	49,221
Petronas Chemicals Group Bhd	62,900	103,130
Public Bank Bhd	29,100	140,032
RHB Bank Bhd	55,939	71,043
Sime Darby Bhd	38,300	72,107
Telekom Malaysia Bhd	27,900	46,852
Tenaga Nasional Bhd	47,000	164,381
UMW Holdings Bhd	30,700	43,634
YTL Corp. Bhd	84,300	34,920
		1,660,864
Mexico — (5.5%)
Alfa SAB de CV	33,260	56,752
America Movil SAB de CV	179,886	109,399
Arca Continental SAB de CV	15,221	108,119
Coca-Cola Femsa SAB de CV	17,100	140,541
Fibra Uno Administracion SA de CV	29,914	63,008
Gruma SAB de CV	7,306	104,466
Grupo Bimbo SAB de CV	21,421	66,437
Grupo Financiero Banorte SAB de CV	14,910	82,853
Grupo Mexico SAB de CV	36,754	85,842
Kimberly-Clark de Mexico SAB de CV	35,469	82,918
Mexichem SAB de CV (c)	10,388	21,762
Nemak SAB de CV (b)(c)	19,600	22,735
Promotora y Operadora de Infraestructura SAB de CV	1,638	20,109
Wal-Mart de Mexico SAB de CV	73,380	174,647
		1,139,588
Philippines — (8.5%)
Aboitiz Equity Ventures, Inc.	87,900	145,636
Alliance Global Group, Inc.	439,100	138,130
Ayala Corp.	4,870	87,882
Ayala Land, Inc.	52,600	43,379
Bank of the Philippine Islands	88,420	182,863
BDO Unibank, Inc.	60,460	143,930

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Philippines — (Continued)
Energy Development Corp.	639,000	$74,973
GT Capital Holdings, Inc.	4,115	125,949
International Container Terminal Services, Inc.	42,110	55,046
JG Summit Holdings, Inc.	89,260	163,162
Jollibee Foods Corp.	10,080	51,849
Metro Pacific Investments Corp.	758,500	112,370
Metropolitan Bank & Trust Co.	48,240	92,640
Philippine Long Distance Telephone Co.	4,335	198,103
SM Investments Corp.	3,430	70,499
Universal Robina Corp.	18,510	81,834
		1,768,245
Poland — (5.2%)
Alior Bank SA (a)	4,061	53,595
Asseco Poland SA	7,859	103,580
Bank Pekao SA	3,026	104,690
Bank Zachodni WBK SA	727	48,221
Cyfrowy Polsat SA (a)	1,180	6,553
Energa SA	15,832	37,968
Eurocash SA	3,406	39,637
KGHM Polska Miedz SA	4,777	79,590
LPP SA	8	10,176
mBank SA (a)	53	4,134
Orange Polska SA	53,237	68,136
PGE Polska Grupa Energetyczna SA	15,935	47,547
Polski Koncern Naftowy Orlen SA	8,690	151,475
Polskie Gornictwo Naftowe i Gazownictwo SA	64,078	90,585
Powszechna Kasa Oszczednosci Bank Polski SA (a)	11,312	66,478
Powszechny Zaklad Ubezpieczen SA	13,428	96,777
Tauron Polska Energia SA	105,998	75,993
		1,085,135
Russia — (3.2%)
Lukoil PJSC	621	25,939
Magnit PJSC	1,579	52,455
Mail.Ru Group Ltd. (a)	359	6,534
MMC Norilsk Nickel PJSC	5,380	71,500
Rosneft OAO	28,582	146,340
Sberbank of Russia	9,006	78,442
Surgutneftegas OAO	15,928	81,153
Tatneft PAO	3,892	119,601
Yandex NV (a)	3,902	85,259
		667,223
South Africa — (5.1%)
AngloGold Ashanti Ltd. (a)	1,305	23,845
Aspen Pharmacare Holdings Ltd. (a)	928	22,956
Barclays Africa Group Ltd.	8,385	82,493
Bidvest Group Ltd. (The)	3,872	36,668
FirstRand Ltd.	17,796	54,488
Gold Fields Ltd.	10,084	49,074
Growthpoint Properties Ltd.	25,431	44,593

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
South Africa — (Continued)
Mr Price Group Ltd. (c)	2,124	$29,913
MTN Group Ltd.	7,816	76,276
Nedbank Group Ltd.	5,684	72,345
Netcare Ltd.	32,557	69,316
Redefine Properties Ltd.	81,930	63,329
Remgro Ltd.	1,870	32,517
RMB Holdings Ltd.	5,333	20,484
Sanlam Ltd.	12,765	52,611
Sasol Ltd.	3,056	82,878
Shoprite Holdings Ltd.	3,124	35,479
Standard Bank Group Ltd.	8,969	78,268
Tiger Brands Ltd.	1,533	37,949
Vodacom Group Ltd. (c)	3,076	35,265
Woolworths Holdings Ltd.	8,553	49,070
		1,049,817
South Korea — (7.8%)
Amorepacific Corp.	65	24,350
AMOREPACIFIC Group	149	21,667
BNK Financial Group, Inc.	1,442	10,103
CJ Corp.	76	13,328
Coway Co. Ltd.	563	51,077
Dongbu Insurance Co. Ltd.	972	58,479
E-MART, Inc.	38	5,707
Hana Financial Group, Inc.	1,063	21,457
Hankook Tire Co. Ltd.	918	40,646
Hyundai Engineering & Construction Co. Ltd.	755	21,860
Hyundai Glovis Co. Ltd.	213	31,714
Hyundai Mobis Co. Ltd.	228	49,881
Hyundai Motor Co.	383	45,055
Hyundai Wia Corp.	206	15,935
Industrial Bank of Korea	3,591	34,761
Kangwon Land, Inc.	449	16,255
KB Financial Group, Inc.	1,025	29,010
Kia Motors Corp.	2,048	76,810
Korea Electric Power Corp.	1,574	82,536
Korea Zinc Co. Ltd.	120	52,924
KT Corp.	1,152	29,654
KT&G Corp.	652	77,265
LG Chem Ltd.	353	79,680
LG Display Co. Ltd.	1,410	32,317
LG Electronics, Inc.	937	43,846
LG Household & Health Care Ltd.	80	77,580
LG Uplus Corp.	4,192	39,669
NAVER Corp.	34	20,958
NCSoft Corp.	110	22,538
Orion Corp.	22	17,992
POSCO	133	23,266
Samsung Electronics Co. Ltd.	172	212,788
Samsung Fire & Marine Insurance Co. Ltd.	172	39,347
Samsung Life Insurance Co. Ltd.	613	53,485
Shinhan Financial Group Co. Ltd.	1,231	40,611
SK Hynix, Inc.	1,870	52,601

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
South Korea — (Continued)
SK Telecom Co. Ltd.	295	$55,192
		1,622,344
Taiwan — (8.6%)
Acer, Inc. (a)	6,000	2,809
Advanced Semiconductor Engineering, Inc.	32,000	36,356
Asustek Computer, Inc.	4,000	32,921
AU Optronics Corp.	66,000	22,403
Catcher Technology Co. Ltd.	3,000	22,087
Cathay Financial Holding Co. Ltd.	41,000	44,484
Chailease Holding Co. Ltd.	3,080	4,974
Chang Hwa Commercial Bank Ltd.	17,210	8,936
Cheng Shin Rubber Industry Co. Ltd.	17,000	35,624
Chicony Electronics Co. Ltd.	13,050	29,329
China Development Financial Holding Corp.	88,000	21,196
China Life Insurance Co. Ltd.	75,200	58,045
China Steel Corp.	30,000	19,436
Chunghwa Telecom Co. Ltd.	15,000	54,171
Compal Electronics, Inc.	46,000	28,876
CTBC Financial Holding Co. Ltd.	88,508	46,231
Delta Electronics, Inc.	4,105	19,851
E.Sun Financial Holding Co. Ltd.	28,999	17,080
Eva Airways Corp. (a)	53,000	24,151
Far Eastern New Century Corp.	20,540	15,281
Far EasTone Telecommunications Co. Ltd.	24,000	57,956
First Financial Holding Co. Ltd.	68,367	35,816
Foxconn Technology Co. Ltd.	17,130	40,038
Fubon Financial Holding Co. Ltd.	27,000	31,512
Giant Manufacturing Co. Ltd.	2,000	12,400
Hon Hai Precision Industry Co. Ltd.	47,300	120,966
Hotai Motor Co. Ltd.	1,000	9,765
HTC Corp.	1,000	3,208
Hua Nan Financial Holdings Co. Ltd.	92,774	48,028
Innolux Corp.	75,000	25,109
Inventec Corp.	82,000	58,083
Lite-On Technology Corp.	28,105	38,421
MediaTek, Inc.	4,000	30,255
Mega Financial Holding Co. Ltd.	50,273	37,870
Nan Ya Plastics Corp.	8,000	15,128
Novatek Microelectronics Corp.	8,000	29,635
Pegatron Corp.	21,000	44,136
Pou Chen Corp.	22,000	29,359
President Chain Store Corp.	4,000	31,123
Quanta Computer, Inc.	13,000	24,582
Radiant Opto-Electronics Corp.	4,000	6,225
Ruentex Development Co. Ltd.	11,000	12,770
Shin Kong Financial Holding Co. Ltd.	156,489	30,610
Simplo Technology Co. Ltd.	8,000	27,899
SinoPac Financial Holdings Co. Ltd.	79,900	23,555
Synnex Technology International Corp.	12,000	12,927
Taiwan Cement Corp.	20,000	19,870
Taiwan Cooperative Financial Holding Co. Ltd.	36,550	16,089
Taiwan Mobile Co. Ltd.	17,000	59,286

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Taiwan — (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	$115,859
Teco Electric and Machinery Co. Ltd.	35,000	29,403
Uni-President Enterprises Corp.	20,800	40,944
United Microelectronics Corp.	66,000	25,779
Vanguard International Semiconductor Corp.	18,000	29,462
Wistron Corp.	37,014	25,702
WPG Holdings Ltd.	18,000	20,896
Yuanta Financial Holding Co. Ltd.	54,757	17,653
		1,782,560
Thailand — (8.1%)
Advanced Info Service PCL	20,000	89,926
Bangkok Bank PCL	26,100	120,324
Bangkok Dusit Medical Services PCL	80,000	54,411
Banpu PCL	68,567	28,683
BTS Group Holdings PCL	45,000	12,294
Bumrungrad Hospital PCL	11,200	58,167
Central Pattana PCL	10,200	17,344
Charoen Pokphand Foods PCL	78,400	64,144
CP ALL PCL	17,000	24,310
Delta Electronics Thailand PCL	23,800	46,225
Intouch Holdings PCL	7,300	11,270
Kasikornbank PCL	24,500	118,526
Krung Thai Bank PCL	254,400	118,006
Land & Houses PCL	189,500	48,804
Minor International PCL	15,260	17,479
PTT Exploration & Production PCL	24,600	58,630
PTT Global Chemical PCL	59,700	100,661
PTT PCL	14,500	129,155
Ratchaburi Electricity Generating Holding PCL	39,200	56,892
Siam Cement PCL (The)	5,400	73,147
Siam Commercial Bank PCL (The)	30,200	119,459
Thai Beverage PCL	211,900	143,271
Thai Union Group PCL	150,600	94,286
TMB Bank PCL	1,149,900	70,683
		1,676,097
Turkey — (4.4%)
Akbank TAS	21,959	62,846
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,088	7,359
Arcelik AS	7,674	50,517
BIM Birlesik Magazalar AS	3,501	68,239
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,247	2,235
Eregli Demir ve Celik Fabrikalari TAS	72,573	102,463
Haci Omer Sabanci Holding AS	15,882	52,026
TAV Havalimanlari Holding AS	12,680	54,368
Tupras Turkiye Petrol Rafinerileri AS	3,278	72,670
Turk Hava Yollari AO (a)	40,785	81,126
Turkcell Iletisim Hizmetleri AS (a)	20,183	74,186
Turkiye Garanti Bankasi AS	25,826	68,075
Turkiye Halk Bankasi AS	22,404	66,535
Turkiye Is Bankasi	31,319	49,663

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Turkey — (Continued)
Turkiye Vakiflar Bankasi TAO	60,552	$94,966
		907,274
TOTAL COMMON STOCKS		20,630,422
WARRANT — (0.0%) (d)
Thailand — (0.0%) (d)
Banpu PCL (a)	23,267	6,091
		6,091
TOTAL WARRANTS		6,091
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.5%) (Cost $20,810,428)		20,636,513
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (0.4%) (Cost $74,750)
State Street Navigator Securities Lending Prime Portfolio, 0.51%	74,750	74,750

TOTAL INVESTMENTS — (99.9%) (Cost $20,885,178)		20,711,263
OTHER ASSETS & LIABILITIES — (0.1%)		19,002
NET ASSETS — (100.0%)		$20,730,265

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(c)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(d)	Amount shown represents less than 0.05% of net assets.

PCL = Public Company Limited

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$74,750	$74,750
Total Borrowings	$74,750	$74,750
Gross amount of recognized liabilities for securities lending transactions		$74,750

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

Lattice Global Small Cap Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.8%)
Australia — (2.7%)
Abacus Property Group	1,460	$3,424
Automotive Holdings Group Ltd.	5,675	15,888
Charter Hall Retail REIT	6,574	23,300
Cromwell Property Group	25,995	19,646
CSR Ltd.	763	2,068
Downer EDI Ltd. (a)	13,719	38,818
Investa Office Fund	412	1,313
JB Hi-Fi Ltd. (a)	2,831	50,802
Mineral Resources Ltd. (a)	2,265	14,015
Monadelphous Group Ltd.	9,523	52,898
Northern Star Resources Ltd. (a)	1,780	6,547
Regis Resources Ltd.	9,804	24,966
Sandfire Resources NL	979	3,813
		257,498
Belgium — (0.5%)
AGFA-Gevaert NV (b)	12,178	39,532
Tessenderlo Chemie NV (b)	172	5,860
		45,392
Bermuda — (2.0%)
Argo Group International Holdings Ltd.	526	27,299
Aspen Insurance Holdings Ltd.	989	45,870
DHT Holdings, Inc.	5,690	28,621
Enstar Group Ltd. (b)	276	44,709
Maiden Holdings Ltd.	3,438	42,081
Teekay Tankers Ltd.	1,119	3,335
		191,915
Brazil — (1.6%)
Braskem SA	5,731	34,059
Cia Energetica de Minas Gerais	3,425	7,783
Cia Hering	534	2,473
EDP - Energias do Brasil SA	4,270	18,153
EDP - Energias do Brasil SA (b)	891	3,838
Equatorial Energia SA	1,158	17,585
MRV Engenharia e Participacoes SA	13,855	46,749
Natura Cosmeticos SA	478	3,805
Odontoprev SA	3,574	14,848
		149,293
Britain — (3.6%)
Assura PLC	8,895	6,510
BGEO Group PLC	667	23,379
Big Yellow Group PLC	403	4,207
CVS Group PLC	1,454	15,200
Dart Group PLC	5,822	41,016
Debenhams PLC	15,700	11,606
Electrocomponents PLC	667	2,320
EMIS Group PLC	53	654

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
Britain — (Continued)
Firstgroup PLC (b)	2,579	$3,458
Galliford Try PLC	410	5,001
Go-Ahead Group PLC	1,093	28,580
Greggs PLC	2,715	35,205
Halfords Group PLC	427	1,835
Hansteen Holdings PLC (a)	17,841	24,327
Interserve PLC	1,067	3,712
LondonMetric Property PLC	8,457	16,935
Lookers PLC	7,263	10,389
Mitie Group PLC (a)	205	680
Moneysupermarket.com Group PLC	3,455	12,517
Pendragon PLC	47,837	17,822
Premier Farnell PLC	2,056	4,528
SVG Capital PLC (b)	3,314	22,904
UNITE Group PLC (The)	2,496	20,687
WS Atkins PLC	1,458	25,825
		339,297
Canada — (5.0%)
Aecon Group, Inc. (a)	823	11,141
Cascades, Inc.	1,764	12,428
Dominion Diamond Corp.	1,889	16,625
Domtar Corp.	710	24,857
Dream Global Real Estate Investment Trust	5,637	40,714
Ensign Energy Services, Inc.	1,077	6,013
Extendicare, Inc. (a)	3,533	22,144
Intertape Polymer Group, Inc.	3,214	52,169
Manitoba Telecom Services, Inc. (a)	1,213	35,427
Mercer International, Inc.	3,390	27,052
New Flyer Industries, Inc. (a)	1,259	39,000
North West Co., Inc. (The)	1,470	33,346
Parkland Fuel Corp. (a)	2,452	42,462
Pason Systems, Inc.	824	11,332
Pure Industrial Real Estate Trust	2,690	10,667
Superior Plus Corp. (a)	1,430	11,738
Transcontinental, Inc. (a)	3,004	40,502
Uni-Select, Inc. (a)	1,422	35,870
		473,487
China — (8.3%)
Agile Property Holdings Ltd.	46,670	24,604
China Biologic Products, Inc. (a)(b)	79	8,399
China Communications Services Corp. Ltd. H Shares	109,445	56,994
China Dongxiang Group Co. Ltd.	20,127	3,554
China Hongqiao Group Ltd.	54,043	36,224
China Lesso Group Holdings Ltd.	10,539	5,570
China Zhongwang Holdings Ltd.	30,249	13,413
Chongqing Rural Commercial Bank Co. Ltd. H Shares	24,097	12,176
CIFI Holdings Group Co. Ltd.	218,232	53,447
Dongfeng Motor Group Co. Ltd. H Shares	21,146	22,024
Fufeng Group Ltd.	16,346	4,509
GOME Electrical Appliances Holding Ltd.	6,589	781

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
China — (Continued)
Guangshen Railway Co. Ltd. H Shares	42,459	$20,141
Guangzhou R&F Properties Co. Ltd.	22,686	28,570
Jiangnan Group Ltd.	230,110	36,780
KWG Property Holding Ltd.	4,492	2,600
Shanghai Jin Jiang International Hotels Group Co. Ltd. H Shares	73,585	23,997
Shenzhen Expressway Co. Ltd. H Shares	58,360	53,034
Sinopharm Group Co. Ltd. H Shares	1,447	6,892
Sinotrans Ltd. H Shares	31,228	13,807
Sunac China Holdings Ltd.	15,452	9,560
TCL Communication Technology Holdings Ltd.	66,582	61,278
Tong Ren Tang Technologies Co. Ltd. H Shares	28,113	46,457
TravelSky Technology Ltd. H Shares	24,649	47,341
Weichai Power Co. Ltd. H Shares	42,727	43,730
XTEP International Holdings Ltd.	94,088	50,331
Zall Group Ltd.	188,240	101,667
		787,880
Denmark — (0.1%)
Dfds A/S	53	2,320
SimCorp A/S	169	8,267
		10,587
Faroe Islands — (0.3%)
Bakkafrost P/F	766	28,798
		28,798
France — (1.0%)
Alten SA	346	20,430
Cegereal SA	1,254	53,023
Neopost SA	359	8,288
Sopra Steria Group	84	8,685
		90,426
Germany — (0.5%)
Jungheinrich AG	1,709	51,291
		51,291
Hong Kong — (2.4%)
Huabao International Holdings Ltd. (b)	8,060	2,857
Kingboard Chemical Holdings Ltd.	6,606	13,096
Shenzhen Investment Ltd.	47,120	18,768
Shimao Property Holdings Ltd.	14,260	17,940
Skyworth Digital Holdings Ltd.	77,194	63,085
Texwinca Holdings Ltd.	46,418	34,344
Tongda Group Holdings Ltd.	162,767	31,681

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
Hong Kong — (Continued)
Yuexiu Real Estate Investment Trust	83,453	$47,224
		228,995
Ireland — (0.1%)
Origin Enterprises PLC	775	4,676
		4,676
Israel — (1.0%)
Oil Refineries Ltd. (b)	115,272	40,708
Orbotech Ltd. (b)	133	3,398
Paz Oil Co. Ltd.	290	46,703
		90,809
Italy — (0.9%)
Banca IFIS SpA	922	18,591
DiaSorin SpA	173	10,571
Saras SpA (a)	6,967	12,067
Societa Cattolica di Assicurazioni SCRL	6,428	40,490
		81,719
Japan — (14.1%)
Adastria Co. Ltd.	278	10,948
Aeon Delight Co. Ltd. (a)	690	18,731
Alpine Electronics, Inc.	330	3,197
Amano Corp.	681	11,789
Anritsu Corp. (a)	1,255	7,205
AOKI Holdings, Inc.	932	9,594
Arcs Co. Ltd.	1,181	28,043
Asahi Holdings, Inc. (a)	532	7,670
Avex Group Holdings, Inc.	98	1,102
Bank of the Ryukyus Ltd.	1,722	17,071
Calsonic Kansei Corp.	2,711	20,401
CKD Corp.	1,676	12,367
Coca-Cola West Co. Ltd. (a)	300	8,457
Create Restaurants Holdings, Inc.	1,272	11,605
Daiichikosho Co. Ltd.	19	795
Daishi Bank Ltd. (The)	2,767	8,766
Doutor Nichires Holdings Co. Ltd. (a)	1,694	29,491
Dydo Drinco, Inc.	940	50,395
Enplas Corp.	48	1,258
FCC Co. Ltd.	513	8,276
Foster Electric Co. Ltd.	700	10,904
Fuji Machine Manufacturing Co. Ltd.	2,067	18,597
Fujitsu General Ltd.	239	5,272
Geo Holdings Corp. (a)	3,130	41,921
Heiwado Co. Ltd.	915	17,704
Hitachi Kokusai Electric, Inc. (a)	2,380	39,485
Hitachi Maxell Ltd.	2,648	35,852
Hyakugo Bank Ltd. (The)	1,312	4,502
Inaba Denki Sangyo Co. Ltd. (a)	1,125	38,216
Jeol Ltd.	751	2,862
Juroku Bank Ltd. (The)	11,178	29,419

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
Japan — (Continued)
Kanematsu Corp.	1,109	$1,740
Kokuyo Co. Ltd.	1,268	18,008
Komori Corp. (a)	534	5,924
Kura Corp.	595	34,915
Kuroda Electric Co. Ltd. (a)	1,202	20,504
KYORIN Holdings, Inc.	1,581	30,806
Kyowa Exeo Corp. (a)	1,069	13,275
Kyudenko Corp.	1,129	33,345
Leopalace21 Corp.	347	2,418
Maeda Road Construction Co. Ltd.	1,178	19,991
Matsumotokiyoshi Holdings Co. Ltd.	100	4,859
Megmilk Snow Brand Co. Ltd.	549	19,131
Ministop Co. Ltd. (a)	2,400	38,975
Mirait Holdings Corp. (a)	1,705	16,686
Mochida Pharmaceutical Co. Ltd.	277	22,276
Morinaga & Co. Ltd.	1,645	10,294
NEC Networks & System Integration Corp.	1,494	26,359
NET One Systems Co. Ltd.	7,060	40,534
Nichiha Corp.	875	13,723
Nihon Unisys Ltd.	473	5,809
Nippon Signal Co. Ltd.	2,420	18,753
Nippon Synthetic Chemical Industry Co. Ltd. (The)	1,105	5,590
Nitto Kogyo Corp.	722	8,889
Nojima Corp.	300	4,913
Noritz Corp.	1,252	22,284
Pal Co. Ltd. (a)	526	12,331
Paramount Bed Holdings Co. Ltd. (a)	737	37,285
Pioneer Corp. (a)(b)	19,221	33,350
Plenus Co. Ltd. (a)	2,478	40,217
Ryosan Co. Ltd.	287	6,823
Saizeriya Co. Ltd. (a)	744	13,235
Showa Corp.	3,588	19,970
St Marc Holdings Co. Ltd. (a)	393	11,856
Sumitomo Bakelite Co. Ltd.	986	4,546
T-Gaia Corp.	2,778	38,885
Taikisha Ltd.	137	3,383
Takuma Co. Ltd.	1,418	12,523
Toa Corp.	397	627
Toho Holdings Co. Ltd. (a)	1,221	29,290
Token Corp.	545	42,659
Tokyo Seimitsu Co. Ltd.	100	2,307
Toppan Forms Co. Ltd.	1,471	15,099
Transcosmos, Inc. (a)	401	11,347
Unipres Corp.	296	4,723
Valor Holdings Co., Ltd.	785	20,790
Yaoko Co. Ltd.	70	3,159
Yoshinoya Holdings Co. Ltd. (a)	823	11,239

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
Japan — (Continued)
Zojirushi Corp.	385	$7,265
		1,334,805
Luxembourg — (0.1%)
Altisource Portfolio Solutions SA (b)	312	8,686
		8,686
Netherlands — (0.5%)
BE Semiconductor Industries NV	263	7,148
Cimpress NV (b)	103	9,525
PostNL NV (b)	2,049	8,379
TKH Group NV	720	24,317
		49,369
New Zealand — (0.6%)
Chorus Ltd.	17,492	52,572
		52,572
Norway — (0.5%)
Nordic American Tankers Ltd. (a)	165	2,292
Storebrand ASA (b)	3,996	14,976
Veidekke ASA	2,469	29,505
		46,773
Portugal — (0.0%) (c)
REN - Redes Energeticas Nacionais SGPS SA (a)	885	2,490
		2,490
Puerto Rico — (0.4%)
Triple-S Management Corp. (b)	1,713	41,849
		41,849
Singapore — (1.0%)
Frasers Centrepoint Trust	3,117	4,933
Kulicke & Soffa Industries, Inc. (b)	933	11,355
Sheng Siong Group Ltd.	41,252	27,125
Venture Corp. Ltd.	5,675	34,913
Yanlord Land Group Ltd.	17,600	14,842
		93,168
South Africa — (1.5%)
Barloworld Ltd.	1,946	9,720
DataTec Ltd. (a)	8,802	26,355
MMI Holdings Ltd. (a)	11,903	18,401
Mondi Ltd.	1,179	21,585
Net 1 UEPS Technologies, Inc. (b)	615	6,088
Reunert Ltd.	5,949	25,425
Sappi Ltd. (b)	2,935	13,722

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
South Africa — (Continued)
Telkom SA SOC Ltd.	4,422	$20,013
		141,309
South Korea — (6.9%)
Bukwang Pharmaceutical Co. Ltd.	374	11,121
Cheil Worldwide, Inc.	2,221	32,587
CJ O Shopping Co. Ltd.	65	9,898
Crown Confectionery Co. Ltd.	187	6,494
Daesang Corp.	359	8,555
Daewoong Pharmaceutical Co. Ltd.	303	27,489
DGB Financial Group, Inc.	1,853	13,948
Green Cross Holdings Corp.	414	13,604
GS Home Shopping, Inc.	298	44,370
GS Retail Co. Ltd.	346	16,371
Hanil Cement Co. Ltd.	223	15,875
Hanon Systems	3,675	33,500
Hyundai Marine & Fire Insurance Co. Ltd.	1,825	46,344
JB Financial Group Co. Ltd.	2,608	12,838
KB Insurance Co. Ltd.	1,752	42,589
Korea Electric Terminal Co. Ltd.	315	24,613
Korea Petrochemical Ind Co., Ltd.	80	16,634
Korean Reinsurance Co.	4,198	44,464
KT Skylife Co. Ltd.	3,642	51,222
Kwang Dong Pharmaceutical Co. Ltd.	830	7,148
LF Corp.	2,181	40,047
LS Industrial Systems Co. Ltd.	87	3,591
Meritz Fire & Marine Insurance Co. Ltd.	3,642	46,480
NongShim Co. Ltd.	48	15,585
S&T Motiv Co. Ltd.	199	11,264
S-1 Corp.	13	1,219
Samsung Card Co. Ltd.	147	5,296
Soulbrain Co. Ltd.	296	14,288
Tongyang Life Insurance Co. Ltd.	2,167	19,095
Tongyang, Inc.	4,588	12,886
		649,415
Spain — (0.5%)
Tecnicas Reunidas SA (a)	1,594	47,388
		47,388
Sweden — (1.0%)
Bilia AB	1,469	35,977
Clas Ohlson AB	902	15,357
Mycronic AB	1,269	9,398
SAS AB (a)(b)	16,140	30,479
		91,211
Switzerland — (1.1%)
Autoneum Holding AG	84	19,659
dorma+kaba Holding AG	3	2,093
Implenia AG	306	20,165
Rieter Holding AG (b)	225	46,053

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
Switzerland — (Continued)
Schweiter Technologies AG	16	$15,266
Valiant Holding AG	48	4,614
		107,850
Taiwan — (4.4%)
Accton Technology Corp.	8,211	10,996
Cheng Uei Precision Industry Co. Ltd.	5,170	6,715
Coretronic Corp.	40,989	37,356
Elite Material Co. Ltd.	11,450	26,691
Everlight Electronics Co. Ltd.	4,199	6,808
FLEXium Interconnect, Inc.	190	489
Gigabyte Technology Co. Ltd.	39,563	46,910
Mercuries Life Insurance Co. Ltd.	42,823	19,116
Micro-Star International Co. Ltd.	33,000	60,458
Powertech Technology, Inc.	9,469	20,987
Primax Electronics Ltd.	19,637	25,597
Realtek Semiconductor Corp.	11,000	34,065
Shin Zu Shing Co. Ltd.	8,238	26,942
Transcend Information, Inc.	10,905	32,993
Tripod Technology Corp.	5,465	10,588
Wan Hai Lines Ltd.	32,691	18,038
Win Semiconductors Corp.	7,147	14,467
Wistron NeWeb Corp.	3,183	8,101
WT Microelectronics Co. Ltd.	10,754	13,535
		420,852
United States — (37.2%)
Aaron's, Inc.	963	21,080
Abercrombie & Fitch Co.	684	12,182
Aceto Corp.	580	12,696
Air Methods Corp. (a)(b)	830	29,739
Alon USA Energy, Inc.	2,495	16,168
American Eagle Outfitters, Inc. (a)	1,517	24,166
American Equity Investment Life Holding Co.	580	8,265
American National Insurance Co.	455	51,483
American Woodmark Corp. (b)	101	6,704
Amkor Technology, Inc. (b)	390	2,243
AMN Healthcare Services, Inc. (b)	1,006	40,210
Apollo Commercial Real Estate Finance, Inc.	2,582	41,493
Argan, Inc.	953	39,759
Atrion Corp.	35	14,975
AVX Corp.	720	9,778
Banc of California, Inc.	2,543	46,028
Barnes & Noble, Inc. (a)	1,239	14,063
Benchmark Electronics, Inc. (b)	1,230	26,015
Big Lots, Inc. (a)	571	28,613
Blackstone Mortgage Trust, Inc.	400	11,068
Boise Cascade Co. (b)	867	19,898
Briggs & Stratton Corp.	124	2,626
Buckle, Inc. (The) (a)	295	7,667
CACI International, Inc. (b)	165	14,918
Cal-Maine Foods, Inc. (a)	771	34,171

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
United States — (Continued)
Cambrex Corp. (b)	65	$3,362
Capella Education Co.	43	2,264
Capstead Mortgage Corp.	2,563	24,861
Cash America International, Inc.	1,187	50,590
Cato Corp. (The)	743	28,026
Chemed Corp.	350	47,708
Chemtura Corp. (b)	267	7,043
Chesapeake Utilities Corp.	25	1,655
Chico's FAS, Inc.	644	6,897
Children's Place, Inc. (The)	575	46,103
Cincinnati Bell, Inc. (b)	1,198	5,475
Cirrus Logic, Inc. (b)	29	1,125
Coca-Cola Bottling Co. Consolidated	171	25,217
Commercial Metals Co.	320	5,408
Compass Diversified Holdings	2,200	36,498
Compass Minerals International, Inc.	189	14,022
Computer Programs & Systems, Inc. (a)	751	29,980
CONMED Corp.	261	12,458
Convergys Corp.	922	23,050
Cooper Tire & Rubber Co.	642	19,144
Cooper-Standard Holding, Inc. (b)	632	49,922
Core-Mark Holding Co., Inc.	790	37,019
CorVel Corp. (b)	1,046	45,166
CSG Systems International, Inc.	479	19,308
Cynosure, Inc. (b)	584	28,409
CYS Investments, Inc.	2,377	19,895
Dean Foods Co.	1,091	19,736
Delek US Holdings, Inc.	139	1,836
Dolby Laboratories, Inc.	384	18,374
Douglas Dynamics, Inc.	587	15,104
Dril-Quip, Inc. (b)	570	33,305
DSW, Inc.	384	8,133
EarthLink Holdings Corp.	4,503	28,819
Emergent BioSolutions, Inc. (b)	1,225	34,447
Employers Holdings, Inc.	748	21,707
Ensign Group, Inc. (The)	1,243	26,115
ePlus, Inc. (b)	415	33,943
Essendant, Inc.	439	13,416
Express, Inc. (b)	1,101	15,976
FBL Financial Group, Inc.	458	27,787
Finish Line, Inc. (The)	313	6,319
First Busey Corp.	92	1,968
First Interstate BancSystem, Inc.	1,657	46,562
Forum Energy Technologies, Inc. (a)(b)	567	9,815
Francesca's Holdings Corp. (b)	151	1,669
Fred's, Inc.	215	3,464
Fresh Del Monte Produce, Inc.	390	21,228
FutureFuel Corp.	431	4,689
Genesco, Inc. (b)	518	33,313
Globus Medical, Inc. (b)	1,813	43,204
Green Dot Corp. (b)	975	22,415
Greif, Inc.	295	10,995
Guess?, Inc. (a)	451	6,788

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
United States — (Continued)
Haemonetics Corp. (b)	47	$1,363
Hawaiian Holdings, Inc. (b)	1,021	38,757
Heritage Financial Corp.	1,243	21,852
Hibbett Sports, Inc. (a)(b)	88	3,062
Horace Mann Educators Corp.	516	17,436
Hub Group, Inc. (b)	60	2,302
ICF International, Inc. (b)	57	2,331
ICU Medical, Inc. (b)	129	14,545
II-VI, Inc. (b)	414	7,767
Infinity Property & Casualty Corp.	216	17,423
Ingles Markets, Inc.	736	27,453
Innospec, Inc.	714	32,837
Insight Enterprises, Inc. (b)	1,094	28,444
Insperity, Inc.	922	71,206
Integra LifeSciences Holdings Corp. (b)	390	31,114
INTL. FCStone, Inc. (b)	65	1,774
Investment Technology Group, Inc.	528	8,828
Kaman Corp.	281	11,948
Kemper Corp.	792	24,536
Landstar System, Inc.	91	6,248
Lexmark International, Inc.	516	19,479
LHC Group, Inc. (b)	1,249	54,057
Luminex Corp. (b)	2,280	46,124
Magellan Health, Inc. (b)	695	45,710
ManTech International Corp.	367	13,880
Masimo Corp. (b)	382	20,061
Meredith Corp.	33	1,713
Meridian Bioscience, Inc.	1,301	25,370
MFA Financial, Inc.	4,457	32,402
MicroStrategy, Inc. (b)	39	6,826
MRC Global, Inc. (b)	1,175	16,697
MSG Networks, Inc. (b)	1,214	18,623
National Presto Industries, Inc. (a)	324	30,569
National Western Life Group, Inc.	208	40,616
Navigators Group, Inc. (The)	539	49,572
Neenah Paper, Inc.	55	3,980
NeuStar, Inc. (a)(b)	839	19,725
Northwest Natural Gas Co.	44	2,852
NuVasive, Inc. (b)	175	10,451
Oil States International, Inc. (b)	981	32,255
Oritani Financial Corp.	451	7,211
Outerwall, Inc. (a)	650	27,300
Owens & Minor, Inc.	1,179	44,071
Par Pacific Holdings, Inc. (b)	2,227	34,162
PDL BioPharma, Inc.	7,761	24,370
PharMerica Corp. (b)	479	11,812
Photronics, Inc. (b)	4,308	38,384
Plexus Corp. (b)	135	5,832
Polycom, Inc. (b)	2,241	25,211
QLogic Corp. (b)	3,104	45,753
Quality Systems, Inc.	2,576	30,680
Rent-A-Center, Inc.	515	6,324
Rofin-Sinar Technologies, Inc. (b)	895	28,586

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value
United States — (Continued)
RPC, Inc. (a)(b)	840	$13,045
RPX Corp. (b)	3,299	30,252
Safety Insurance Group, Inc.	60	3,695
Sanderson Farms, Inc. (a)	487	42,194
Sanmina Corp. (b)	330	8,847
Scholastic Corp.	12	475
Schweitzer-Mauduit International, Inc.	987	34,821
Select Comfort Corp. (b)	756	16,163
Select Income REIT	624	16,218
Select Medical Holdings Corp. (b)	447	4,859
Selective Insurance Group, Inc.	866	33,090
Shoe Carnival, Inc.	1,549	38,818
Smith & Wesson Holding Corp. (b)	116	3,153
Southwest Gas Corp.	15	1,181
SpartanNash Co.	652	19,938
Steelcase, Inc.	434	5,889
Stepan Co.	739	43,993
Sturm Ruger & Co., Inc. (a)	53	3,393
Supernus Pharmaceuticals, Inc. (b)	255	5,194
Sykes Enterprises, Inc. (b)	1,462	42,340
Tech Data Corp. (b)	504	36,212
TeleTech Holdings, Inc.	628	17,038
Tessera Technologies, Inc.	567	17,373
TriCo Bancshares	1,010	27,876
TrustCo Bank Corp.	4,947	31,710
UniFirst Corp.	24	2,777
United Fire Group, Inc.	687	29,149
United States Cellular Corp. (b)	1,003	39,388
Universal Corp. (a)	455	26,272
US Physical Therapy, Inc.	213	12,825
USANA Health Sciences, Inc. (b)	15	1,671
VASCO Data Security International, Inc. (a)(b)	875	14,341
Vector Group Ltd. (a)	548	12,286
Viad Corp.	346	10,726
Vishay Intertechnology, Inc. (a)	152	1,883
Vonage Holdings Corp. (b)	1,492	9,101
Walker & Dunlop, Inc. (b)	576	13,121
Weis Markets, Inc.	475	24,011
		3,524,942
TOTAL COMMON STOCKS		9,444,742

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.8%) (Cost $9,236,640)		9,444,742

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (7.1%) (Cost $674,665)
State Street Navigator Securities Lending Prime Portfolio, 0.51%	674,665	674,665

TOTAL INVESTMENTS — (106.9%) (Cost $9,911,305)		10,119,407

OTHER ASSETS & LIABILITIES — (-6.9%)		(650,354)

NET ASSETS — (100.0%)		$9,469,053

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

(b)	Non-income producing security.

(c)	Amount shown represents less than 0.05% of net assets.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$674,665	$674,665
Total Borrowings	$674,665	$674,665
Gross amount of recognized liabilities for securities lending transactions		$674,665

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

Lattice US Equity Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.9%)
Consumer Discretionary — (10.9%)
AMC Networks, Inc. (a)	141	$8,519
AutoZone, Inc. (a)	93	73,827
Bed Bath & Beyond, Inc.	919	39,719
Best Buy Co., Inc.	4,650	142,290
Burlington Stores, Inc. (a)	528	35,223
Coach, Inc.	1,221	49,743
Comcast Corp.	694	45,242
Darden Restaurants, Inc.	137	8,678
Delphi Automotive PLC	766	47,952
Dick's Sporting Goods, Inc.	193	8,697
Dillard's, Inc. (b)	202	12,241
Dollar General Corp.	1,195	112,330
Foot Locker, Inc.	1,581	86,734
Ford Motor Co.	1,546	19,433
GameStop Corp. (b)	4,184	111,211
Gap, Inc. (The) (b)	3,759	79,766
General Motors Co.	6,643	187,997
Genuine Parts Co.	266	26,932
Goodyear Tire & Rubber Co. (The)	3,426	87,911
Hasbro, Inc.	21	1,764
Home Depot, Inc. (The)	1,145	146,205
HSN, Inc.	454	22,214
Johnson Controls, Inc.	590	26,113
Kohl's Corp. (b)	1,550	58,776
L Brands, Inc.	1,900	127,547
Lear Corp.	567	57,698
Lowe's Cos., Inc.	2,138	169,265
Macy's, Inc.	1,703	57,238
McDonald's Corp.	353	42,480
Murphy USA, Inc. (a)	815	60,440
NIKE, Inc.	1,077	59,450
Nordstrom, Inc. (b)	208	7,914
O'Reilly Automotive, Inc. (a)	279	75,637
Omnicom Group, Inc.	118	9,616
Ralph Lauren Corp.	984	88,186
Ross Stores, Inc.	2,982	169,050
Skechers U.S.A., Inc. (a)	157	4,666
Starz (a)	1,428	42,726
Target Corp.	1,996	139,361
TJX Cos., Inc. (The)	1,656	127,893
Tupperware Brands Corp.	178	10,018
VF Corp.	302	18,570
Viacom, Inc.	2,847	118,065
Visteon Corp.	1,616	106,349
Yum! Brands, Inc.	201	16,667
		2,948,353
Consumer Staples — (8.6%)
Altria Group, Inc.	1,182	81,511
Archer-Daniels-Midland Co.	3,868	165,898
Campbell Soup Co.	992	65,998

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value
Consumer Staples — (Continued)
Casey's General Stores, Inc.	1,152	$151,499
Clorox Co. (The)	146	20,205
Colgate-Palmolive Co.	275	20,130
Costco Wholesale Corp.	706	110,870
CVS Health Corp.	594	56,869
Dr Pepper Snapple Group, Inc.	513	49,571
Estee Lauder Cos., Inc. (The)	1,337	121,694
General Mills, Inc.	329	23,464
Herbalife Ltd. (a)(b)	1,237	72,402
Hormel Foods Corp.	1,003	36,710
Ingredion, Inc.	66	8,541
Kellogg Co.	318	25,965
Kimberly-Clark Corp.	503	69,152
Kroger Co. (The)	6,386	234,941
Mead Johnson Nutrition Co.	93	8,440
PepsiCo, Inc.	530	56,148
Philip Morris International, Inc.	955	97,143
Pilgrim's Pride Corp. (b)	5,273	134,356
Procter & Gamble Co. (The)	312	26,417
Reynolds American, Inc.	393	21,194
Rite Aid Corp. (a)	20,012	149,890
Sysco Corp.	3,332	169,066
Tyson Foods, Inc.	762	50,894
Wal-Mart Stores, Inc.	2,550	186,201
Walgreens Boots Alliance, Inc.	958	79,773
Whole Foods Market, Inc. (b)	583	18,668
		2,313,610
Energy — (7.7%)
Antero Resources Corp. (a)(b)	5,488	142,578
Chevron Corp.	1,460	153,052
CVR Energy, Inc. (b)	6,493	100,641
Exxon Mobil Corp.	1,963	184,012
FMC Technologies, Inc. (a)	2,847	75,929
Halliburton Co.	775	35,100
Helmerich & Payne, Inc. (b)	1,476	99,084
HollyFrontier Corp.	1,328	31,567
Marathon Petroleum Corp.	7,595	288,306
National Oilwell Varco, Inc.	2,009	67,603
Oceaneering International, Inc.	1,166	34,817
PBF Energy, Inc.	558	13,269
Phillips 66	3,355	266,186
Schlumberger Ltd.	326	25,780
Tesoro Corp.	1,743	130,585
Valero Energy Corp.	6,452	329,052
Western Refining, Inc.	4,880	100,674
		2,078,235
Financials — (18.6%)
Aflac, Inc.	3,105	224,057
Alleghany Corp. (a)	222	122,007
Allied World Assurance Co. Holdings AG	1,929	67,785

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value
Financials — (Continued)
Allstate Corp. (The)	3,278	$229,296
American Financial Group, Inc.	2,185	161,537
American International Group, Inc.	3,621	191,515
Ameriprise Financial, Inc.	983	88,323
AmTrust Financial Services, Inc.	4,895	119,927
Assurant, Inc.	1,062	91,661
Assured Guaranty Ltd.	1,304	33,082
Axis Capital Holdings Ltd.	1,628	89,540
Bank of America Corp.	3,816	50,638
BB&T Corp.	2,114	75,280
Berkshire Hathaway, Inc. (a)	781	113,081
BlackRock, Inc.	66	22,607
Capital One Financial Corp.	1,307	83,008
Chubb Ltd.	757	98,947
Cincinnati Financial Corp.	303	22,692
Citigroup, Inc.	1,389	58,880
CME Group, Inc.	776	75,582
CNA Financial Corp.	2,181	68,527
CNO Financial Group, Inc.	3,401	59,381
Cullen/Frost Bankers, Inc. (b)	347	22,114
Discover Financial Services	442	23,687
Erie Indemnity Co.	1,009	100,234
Everest Re Group Ltd.	599	109,419
Fifth Third Bancorp	528	9,288
First American Financial Corp.	2,345	94,316
First Citizens BancShares, Inc.	181	46,863
FirstMerit Corp.	1,073	21,750
Goldman Sachs Group, Inc. (The)	75	11,144
Hanover Insurance Group, Inc. (The)	1,158	97,990
Hartford Financial Services Group, Inc. (The)	4,350	193,053
JPMorgan Chase & Co.	4,189	260,304
Lincoln National Corp.	2,203	85,410
Loews Corp.	188	7,725
MetLife, Inc.	6,543	260,608
Old Republic International Corp.	11,189	215,836
PNC Financial Services Group, Inc. (The)	1,051	85,541
Principal Financial Group, Inc.	2,893	118,931
ProAssurance Corp.	736	39,413
Progressive Corp. (The)	5,042	168,907
Prudential Financial, Inc.	375	26,753
Regions Financial Corp.	4,692	39,929
Reinsurance Group of America, Inc.	890	86,321
SunTrust Banks, Inc.	2,515	103,316
SVB Financial Group (a)	119	11,324
Synchrony Financial (a)	3,104	78,469
Travelers Cos., Inc. (The)	1,833	218,200
Unum Group	549	17,453
US Bancorp	342	13,793
Validus Holdings Ltd.	821	39,892
Wells Fargo & Co.	2,874	136,026

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value
Financials — (Continued)
XL Group PLC	3,548	$118,184
		5,009,546
Health Care — (16.9%)
Abbott Laboratories	1,003	39,428
AbbVie, Inc.	1,293	80,050
Aetna, Inc.	2,049	250,244
Amgen, Inc.	803	122,177
Anthem, Inc.	1,716	225,380
Baxter International, Inc.	1,441	65,162
Bio-Rad Laboratories, Inc. (a)	220	31,464
Biogen, Inc. (a)	362	87,539
Boston Scientific Corp. (a)	549	12,830
Bristol-Myers Squibb Co.	809	59,502
Bruker Corp.	619	14,076
Cardinal Health, Inc.	2,345	182,934
Centene Corp. (a)	4,543	324,234
Cerner Corp. (a)	138	8,087
Cigna Corp.	1,056	135,157
DaVita HealthCare Partners, Inc. (a)	1,097	84,820
Edwards Lifesciences Corp. (a)	1,045	104,218
Eli Lilly & Co.	1,419	111,746
Express Scripts Holding Co. (a)	2,188	165,850
Gilead Sciences, Inc.	1,586	132,304
HCA Holdings, Inc. (a)	1,911	147,166
Henry Schein, Inc. (a)	389	68,775
Humana, Inc.	1,155	207,761
Intuitive Surgical, Inc. (a)	62	41,007
Johnson & Johnson	1,831	222,100
LifePoint Health, Inc. (a)	1,727	112,894
McKesson Corp.	603	112,550
Merck & Co., Inc.	3,197	184,179
Molina Healthcare, Inc. (a)(b)	2,116	105,588
Myriad Genetics, Inc. (a)(b)	2,266	69,340
PAREXEL International Corp. (a)	1,552	97,590
Patterson Cos., Inc.	321	15,373
Pfizer, Inc.	3,715	130,805
Quest Diagnostics, Inc.	1,308	106,484
Quintiles Transnational Holdings, Inc. (a)	343	22,405
St Jude Medical, Inc.	1,295	101,010
Stryker Corp.	673	80,646
United Therapeutics Corp. (a)	410	43,427
UnitedHealth Group, Inc.	1,654	233,545
Varian Medical Systems, Inc. (a)(b)	443	36,428
WellCare Health Plans, Inc. (a)	1,127	120,905
Zoetis, Inc.	1,337	63,454
		4,560,634
Industrials — (10.6%)
3M Co.	569	99,643
AGCO Corp.	1,165	54,906
Alaska Air Group, Inc.	1,098	64,002

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value
Industrials — (Continued)
American Airlines Group, Inc.	3,654	$103,445
Boeing Co. (The)	604	78,442
Caterpillar, Inc.	992	75,204
CSX Corp.	800	20,864
Cummins, Inc.	1,055	118,624
Deere & Co.	363	29,418
Delta Air Lines, Inc.	3,264	118,908
Deluxe Corp.	179	11,880
Eaton Corp. PLC	1,056	63,075
Emerson Electric Co.	2,875	149,960
FedEx Corp.	205	31,115
Fluor Corp.	576	28,385
General Dynamics Corp.	875	121,835
Honeywell International, Inc.	329	38,269
Huntington Ingalls Industries, Inc.	508	85,359
Illinois Tool Works, Inc.	710	73,954
Ingersoll-Rand PLC	277	17,639
Jacobs Engineering Group, Inc. (a)	345	17,184
JetBlue Airways Corp. (a)	6,066	100,453
Lockheed Martin Corp.	407	101,005
ManpowerGroup, Inc.	1,189	76,500
MSC Industrial Direct Co., Inc.	222	15,664
Norfolk Southern Corp.	168	14,302
Northrop Grumman Corp.	789	175,379
PACCAR, Inc.	1,235	64,060
Parker-Hannifin Corp.	168	18,152
Pitney Bowes, Inc.	2,143	38,145
Raytheon Co.	823	111,887
Robert Half International, Inc.	875	33,390
Rockwell Automation, Inc.	140	16,075
RR Donnelley & Sons Co. (b)	4,511	76,326
Southwest Airlines Co.	3,576	140,215
Spirit AeroSystems Holdings, Inc. (a)	1,060	45,580
Stanley Black & Decker, Inc.	761	84,638
Tyco International PLC	276	11,758
United Continental Holdings, Inc. (a)	3,588	147,252
United Parcel Service, Inc.	416	44,812
United Technologies Corp.	393	40,302
Waste Management, Inc.	460	30,484
WW Grainger, Inc. (b)	290	65,903
		2,854,393
Information Technology — (16.9%)
Accenture PLC	1,408	159,512
Activision Blizzard, Inc.	1,351	53,540
Alphabet, Inc. (a)	136	95,680
Amphenol Corp.	133	7,625
Analog Devices, Inc.	1,261	71,423
Apple, Inc.	1,550	148,180
Applied Materials, Inc.	3,853	92,356
ARRIS International PLC (a)	1,018	21,337
Arrow Electronics, Inc. (a)	1,308	80,965
Automatic Data Processing, Inc.	193	17,731

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value
Information Technology — (Continued)
Avnet, Inc.	2,183	$88,433
Booz Allen Hamilton Holding Corp.	1,105	32,752
Broadcom Ltd.	134	20,824
Broadridge Financial Solutions, Inc.	177	11,540
Brocade Communications Systems, Inc.	3,126	28,697
CA, Inc.	820	26,921
CDW Corp.	255	10,220
Cisco Systems, Inc.	6,149	176,415
Cognizant Technology Solutions Corp. (a)	872	49,913
Computer Sciences Corp.	1,107	54,963
Corning, Inc.	6,998	143,319
DST Systems, Inc.	546	63,571
eBay, Inc. (a)	6,165	144,323
Electronic Arts, Inc. (a)	2,200	166,672
EMC Corp.	3,978	108,082
First Solar, Inc. (a)	2,367	114,752
Fiserv, Inc. (a)	19	2,066
Flextronics International Ltd. (a)	16,321	192,588
Harris Corp.	382	31,874
HP, Inc.	19,150	240,333
IAC/InterActiveCorp	616	34,681
Ingram Micro, Inc.	1,858	64,621
Integrated Device Technology, Inc. (a)	5,115	102,965
Intel Corp.	8,182	268,370
International Business Machines Corp.	1,235	187,448
Intuit, Inc.	685	76,453
Jabil Circuit, Inc.	6,304	116,435
Keysight Technologies, Inc. (a)	233	6,778
Lam Research Corp. (b)	119	10,003
Micron Technology, Inc. (a)	6,801	93,582
Microsoft Corp.	3,424	175,206
NetApp, Inc.	1,380	33,934
NVIDIA Corp. (b)	3,869	181,882
Oracle Corp.	1,927	78,872
Paychex, Inc.	944	56,168
QUALCOMM, Inc.	1,048	56,141
Rackspace Hosting, Inc. (a)	117	2,441
Seagate Technology PLC (b)	2,159	52,593
SYNNEX Corp.	132	12,516
Syntel, Inc. (a)	55	2,489
TE Connectivity Ltd.	568	32,439
Teradyne, Inc.	364	7,167
Texas Instruments, Inc.	2,088	130,813
VMware, Inc. (a)(b)	2,270	129,889
Western Digital Corp.	1,870	88,376
Western Union Co. (The)	3,769	72,290
Xerox Corp.	2,385	22,634
		4,553,793
Materials — (4.9%)
Air Products & Chemicals, Inc.	22	3,125
AptarGroup, Inc.	119	9,416
Avery Dennison Corp.	1,281	95,755

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value
Materials — (Continued)
Bemis Co., Inc.	766	$39,441
Celanese Corp.	547	35,801
Dow Chemical Co. (The)	3,746	186,214
EI du Pont de Nemours & Co.	913	59,162
Ingevity Corp. (a)	38	1,294
International Paper Co.	2,690	114,002
LyondellBasell Industries NV	3,087	229,735
Monsanto Co.	658	68,044
Packaging Corp. of America	617	41,296
PPG Industries, Inc.	489	50,929
Reliance Steel & Aluminum Co.	1,924	147,956
Scotts Miracle-Gro Co. (The)	491	34,326
Sherwin-Williams Co. (The)	363	106,602
Sonoco Products Co.	808	40,125
Steel Dynamics, Inc.	1,471	36,039
Valspar Corp. (The)	101	10,911
Westlake Chemical Corp.	293	12,576
WestRock Co.	229	8,901
		1,331,650
Telecommunication Services — (1.8%)
AT&T, Inc.	4,400	190,124
CenturyLink, Inc.	686	19,901
T-Mobile US, Inc. (a)	2,667	115,401
Verizon Communications, Inc.	2,708	151,215
		476,641
Utilities — (3.0%)
American Electric Power Co., Inc.	965	67,637
Consolidated Edison, Inc.	1,058	85,106
DTE Energy Co.	707	70,078
Edison International	1,099	85,359
Exelon Corp.	3,211	116,752
NextEra Energy, Inc.	141	18,386
PG&E Corp.	709	45,319
PPL Corp.	1,655	62,476
Public Service Enterprise Group, Inc.	3,095	144,258
Southern Co. (The)	707	37,916
Xcel Energy, Inc.	1,633	73,126
		806,413
TOTAL COMMON STOCKS		26,933,268

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $26,568,273)	26,933,268

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (1.8%) (Cost $493,791)
State Street Navigator Securities Lending Prime Portfolio, 0.51%	493,791	493,791

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

TOTAL INVESTMENTS — (101.7%) (Cost $27,062,064)	27,427,059
OTHER ASSETS & LIABILITIES — (-1.7%)	(460,919)
NET ASSETS — (100.0%)	$26,966,140

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

PLC = Public Limited Company

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$493,791	$493,791
Total Borrowings	$493,791	$493,791
Gross amount of recognized liabilities for securities lending transactions		$493,791

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2016

(Unaudited)

1. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Lattice Strategies Trust (the "Trust") consisting of multiple investment series (each a "Fund" and, collectively, "Funds") values securities and other investment as follows: For each Fund's shares ("Shares"), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Lattice Strategies LLC ("Lattice" or the "Adviser") may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s Board has delegated to the Adviser the responsibility to determine a security's fair value. In determining such value the Adviser's Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds' assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

Summary of Lattice Developed Markets (ex-US) Strategy ETF investments as of June 30, 2016, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,006,697	$—	$—	$2,006,697
Austria	410,707	—	—	410,707
Belgium	513,462	—	—	513,462
Bermuda	52,217	—	—	52,217
Britain	3,149,997	—	—	3,149,997
Canada	3,068,704	—	—	3,068,704
China	55,299	—	—	55,299
Denmark	455,802	—	—	455,802
Finland	109,271	—	—	109,271
France	1,935,616	—	—	1,935,616
Germany	1,340,505	—	—	1,340,505
Hong Kong	1,521,410	—	—	1,521,410
Ireland	428,546	—	—	428,546
Israel	651,791	—	—	651,791
Italy	554,333	—	—	554,333
Japan	5,690,253	—	—	5,690,253
Jersey	9,579	—	—	9,579
Luxembourg	73,542	—	—	73,542
Malta	35,572	—	—	35,572
Netherlands	794,731	—	—	794,731
New Zealand	631,791	—	—	631,791
Norway	227,755	—	—	227,755
Portugal	45,285	—	—	45,285
Singapore	874,394	—	—	874,394
Spain	708,143	—	—	708,143
Sweden	387,565	—	—	387,565
Switzerland	2,024,628	—	—	2,024,628
United States	35,621	—	—	35,621
Limited Partnerships
Israel	115,223	—	—	115,223
Investments of Cash Collateral for Securities Loaned	2,035,935	—	—	2,035,935
TOTAL	29,944,374	—	—	29,944,374

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

Summary of Lattice Emerging Markets Strategy ETF investments as of June 30, 2016, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$918,936	$—	$—	$918,936
Chile	937,181	—	—	937,181
China	1,679,365	—	—	1,679,365
Colombia	1,029,417	—	—	1,029,417
India	1,292,740	—	—	1,292,740
Indonesia	1,413,636	—	—	1,413,636
Malaysia	1,660,864	—	—	1,660,864
Mexico	1,139,588	—	—	1,139,588
Philippines	1,768,245	—	—	1,768,245
Poland	1,085,135	—	—	1,085,135
Russia	667,223	—	—	667,223
South Africa	1,049,817	—	—	1,049,817
South Korea	1,622,344	—	—	1,622,344
Taiwan	1,782,560	—	—	1,782,560
Thailand	1,676,097	—	—	1,676,097
Turkey	907,274	—	—	907,274
Warrants
Thailand	6,091	—	—	6,091
Investments of Cash Collateral for Securities Loaned	74,750	—	—	74,750
TOTAL	20,711,263	—	—	20,711,263

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

Summary of Lattice Global Small Cap Strategy ETF investments as of June 30, 2016, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$257,498	$—	$—	$257,498
Belgium	45,392	—	—	45,392
Bermuda	191,915	—	—	191,915
Brazil	149,293	—	—	149,293
Britain	339,297	—	—	339,297
Canada	473,487	—	—	473,487
China	787,880	—	—	787,880
Denmark	10,587	—	—	10,587
Faroe Islands	28,798	—	—	28,798
France	90,426	—	—	90,426
Germany	51,291	—	—	51,291
Hong Kong	228,995	—	—	228,995
Ireland	4,676	—	—	4,676
Israel	90,809	—	—	90,809
Italy	81,719	—	—	81,719
Japan	1,334,805	—	—	1,334,805
Luxembourg	8,686	—	—	8,686
Netherlands	49,369	—	—	49,369
New Zealand	52,572	—	—	52,572
Norway	46,773	—	—	46,773
Portugal	2,490	—	—	2,490
Puerto Rico	41,849	—	—	41,849
Singapore	93,168	—	—	93,168
South Africa	141,309	—	—	141,309
South Korea	649,415	—	—	649,415
Spain	47,388	—	—	47,388
Sweden	91,211	—	—	91,211
Switzerland	107,850	—	—	107,850
Taiwan	420,852	—	—	420,852
United States	3,524,942	—	—	3,524,942
Investments of Cash Collateral for Securities Loaned	674,665	—	—	674,665
TOTAL	10,119,407	—	—	10,119,407

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

Summary of Lattice US Equity Strategy ETF investments as of June 30, 2016, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,948,353	$—	$—	$2,948,353
Consumer Staples	2,313,610	—	—	2,313,610
Energy	2,078,235	—	—	2,078,235
Financials	5,009,546	—	—	5,009,546
Health Care	4,560,634	—	—	4,560,634
Industrials	2,854,393	—	—	2,854,393
Information Technology	4,553,793	—	—	4,553,793
Materials	1,331,650	—	—	1,331,650
Telecommunication Services	476,641	—	—	476,641
Utilities	806,413	—	—	806,413
Investments of Cash Collateral for Securities Loaned	493,791	—	—	493,791
TOTAL	27,427,059	—	—	27,427,059

2. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees of the Trust (the “Board”) who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The fees that each Fund pays to State Street are not reflected in the Fund's fees but instead are calculated in the NAV of each Fund.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

	Market Value
	of Securities	Cash	Non-Cash
Fund	on Loan	Collateral	Collateral (1)
Lattice Developed Markets (ex-US) Strategy ETF	$2,449,115	$2,035,935	$539,738
Lattice Emerging Markets Strategy ETF	172,090	74,750	104,693
Lattice Global Small Cap Strategy ETF	797,921	674,665	158,189
Lattice US Equity Strategy ETF	1,067,867	493,791	602,444

[1] Amount consists of domestic and foreign equity securities.

3. Federal Income Taxes

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation (Depreciation)
Lattice Developed Markets (ex-US) Strategy ETF	$1,989,518	$(1,928,290)	$61,228
Lattice Emerging Markets Strategy ETF	1,418,636	(1,592,551)	(173,915)
Lattice Global Small Cap Strategy ETF	755,603	(547,501)	208,102
Lattice US Equity Strategy ETF	1,765,468	(1,400,473)	364,995

Item 2. Controls and Procedures.

(a)                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	August 29th, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	August 29th, 2016

By:	/s/ Albert Lee
Albert Lee
Treasurer and Principal Financial Officer
(principal financial officer)

Date:	August 29th, 2016